UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-10145
                                      ------------------------------------------


                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                    (Zip code)


                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    ----------------------------

Date of fiscal year end: December 31
                         --------------------

Date of reporting period: March 31, 2009
                          -------------------



EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2009                             BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                   SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 92.3%
BRAZIL - 10.9%
All America Latina Logistica                              203,000    $   868,520
B2W Companhia Global do Varejo                             53,200        492,659
Companhia de Concessoes Rodoviarias                        95,700        879,995
Companhia Vale do Rio Doce ADR                            215,900      2,871,470
Lojas Renner SA                                           153,400        956,813
OGX Petroleo e Gas Participacoes SA (a)                     8,000      2,505,410
Petroleo Brasileiro SA ADR                                187,400      5,710,078
                                                                     -----------
                                                                      14,284,945
                                                                     -----------
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA ADR                  24,300        645,408
                                                                     -----------
CHINA - 18.8%
Baidu, Inc. ADR (a)                                         9,900      1,748,340
Bank of China Ltd., Class H                             2,611,000        865,841
BYD Co., Ltd., Class H (a)                              1,429,500      2,633,969
China Construction Bank Corp., Class H                  3,047,000      1,729,910
China Insurance International Holdings Co., Ltd.          940,000      1,511,277
China Merchants Bank Co., Ltd., Class H                   882,000      1,540,939
China Mobile Ltd.                                         422,000      3,675,484
China National Building Material Co., Ltd., Class H       546,000        808,785
China Resources Enterprise Ltd.                         1,068,000      1,653,677
China Shenhua Energy Co., Ltd., Class H                   908,500      2,046,763
China Unicom (Hong Kong) Ltd.                           2,278,000      2,433,786
CNPC Hong Kong Ltd.                                     4,130,000      1,747,923
GOME Electrical Appliances Holdings Ltd.                9,779,000      1,413,223
Parkson Retail Group Ltd.                                 920,000        930,684
                                                                     -----------
                                                                      24,740,601
                                                                     -----------
COLOMBIA - 0.9%
Bancolombia SA ADR                                         61,400      1,195,458
                                                                     -----------
CZECH REPUBLIC - 1.3%
CEZ AS                                                     32,600      1,159,071
Telefonica 02 Czech Republic AS                            29,300        578,698
                                                                     -----------
                                                                       1,737,769
                                                                     -----------
EGYPT - 0.4%
Egyptian Financial Group - Hermes Holding                 205,400        555,973
                                                                     -----------
INDIA - 7.0%
ACC Ltd.                                                   78,400        887,611
Bharat Heavy Electricals Ltd.                              25,100        747,311
Hero Honda Motors Ltd.                                     86,100      1,817,799
Housing Development Finance Corp., Ltd.                    46,300      1,288,753
Jindal Steel & Power Ltd.                                  44,400      1,055,020
Reliance Capital Ltd.                                     202,700      1,412,128
Reliance Industries Ltd. GDR                               51,200      1,538,725
Satyam Computer Services Ltd.                             651,600        493,821
                                                                     -----------
                                                                       9,241,168
                                                                     -----------


SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

MARCH 31, 2009                             BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

INDONESIA - 5.6%
PT Astra International Tbk                             1,136,000     $ 1,400,952
PT Bank Mandiri                                        9,343,000       1,758,635
PT Bank Rakyat Indonesia                               3,713,000       1,349,598
PT Indosat Tbk                                         1,577,000         644,857
PT Telekomunikasi Indonesia Tbk                        3,398,500       2,220,569
                                                                     -----------
                                                                       7,374,611
                                                                     -----------
IRELAND - 0.2%
Kenmare Resources Plc. (a)                             1,847,161         208,898
                                                                     -----------
MALAYSIA - 0.4%
Public Bank Berhad                                       260,845         540,222
                                                                     -----------
MEXICO - 5.9%
America Movil SA de CV, Series L ADR                     138,600       3,753,288
Fomento Economico Mexicano, SAB de CV ADR                 50,400       1,270,584
Grupo Financiero Banorte SA de CV, Class O               776,311       1,031,558
Wal-Mart de Mexico SA de CV, Series V                    713,180       1,672,835
                                                                     -----------
                                                                       7,728,265
                                                                     -----------
RUSSIA - 5.9%
Gazprom ADR Reg S                                        250,800       3,724,380
Mobile TeleSystems ADR                                    21,200         634,304
Rosneft Oil Co. GDR (a)                                  416,500       1,832,600
Vimpel-Communications ADR                                 69,500         454,530
Wimm-Bill-Dann Foods ADR (a)                              17,000         540,770
X5 Retail Group NV GDR (a)                                54,500         545,000
                                                                     -----------
                                                                       7,731,584
                                                                     -----------
SOUTH AFRICA - 5.9%
FirstRand Ltd.                                           463,100         587,275
GEM Diamonds Ltd. (a)                                    133,200         284,474
Impala Platinum Holdings Ltd.                             69,800       1,161,498
Lonmin PLC                                                55,700       1,136,089
Massmart Holdings Ltd.                                   158,528       1,160,205
Naspers Ltd., Class N                                    145,100       2,441,220
Remgro Ltd.                                              129,700         920,584
                                                                     -----------
                                                                       7,691,345
                                                                     -----------
SOUTH KOREA - 11.1%
Cheil Industries, Inc.                                    48,400       1,320,875
NHN Corp. (a)                                             12,800       1,397,289
POSCO                                                      5,400       1,422,953
Samsung Electronics Co., Ltd.                             14,600       5,995,156
Samsung Fire & Marine Insurance Co., Ltd.                 21,000       2,429,062
Shinsegae Co., Ltd.                                        6,450       2,007,392
                                                                     -----------
                                                                      14,572,727
                                                                     -----------


SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

MARCH 31, 2009                             BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                SHARES       U.S. $ VALUE
--------------------------------------------------------------------------------

TAIWAN - 11.0%
China Life Insurance Co., Ltd. (a)                    3,531,880     $  1,150,840
Far Eastern Department Stores Ltd.                    2,845,524        1,476,799
Hon Hai Precision Industry Co., Ltd. GDR Reg S        1,492,467        3,375,567
HTC Corp.                                               110,900        1,363,685
MediaTek, Inc.                                          175,000        1,646,172
Taiwan Semiconductor Manufacturing Co., Ltd. ADR      3,618,314        5,484,234
                                                                    ------------
                                                                      14,497,297
                                                                    ------------
THAILAND - 0.8%
Bank of Ayudhya PCL NVDR                              3,996,100          985,926
                                                                    ------------
TURKEY - 2.9%
Turkiye Garanti Bankasi AS (a)                        1,380,526        1,947,366
Turkiye Is Bankasi, Class C                             832,600        1,861,226
                                                                    ------------
                                                                       3,808,592
                                                                    ------------
TURKMENISTAN - 1.8%
Dragon Oil Plc. (a)                                     869,645        2,415,106
                                                                    ------------
UNITED KINGDOM - 0.6%
International Personal Finance                          625,000          806,260
                                                                    ------------
VIETNAM - 0.4%
Vietnam Resource Investments Holdings Ltd. (a)           81,700          449,350
                                                                    ------------
TOTAL COMMON STOCKS
  (cost $151,645,935)                                                121,211,505
                                                                    ------------
PREFERRED STOCKS - 5.7%
BRAZIL - 4.9%
Banco Bradesco SA                                       195,716        1,965,449
Companhia Energetica de Minas Gerais                     66,700          995,176
Itau Unibanco Banco Multiplo SA                          55,400          616,023
Itausa - Investimentos Itau SA                          637,093        2,208,275
Net Servicos De Comunicacao SA                           97,800          715,791
                                                                    ------------
                                                                       6,500,714
                                                                    ------------
SOUTH KOREA - 0.8%
Samsung Electronics Co., Ltd                              4,735        1,079,987
                                                                    ------------
TOTAL PREFERRED STOCKS
  (cost $8,096,261)                                                    7,580,701
                                                                    ------------
WARRANTS(a) - 0.0%
VIETNAM - 0.0%
Vietnam Resource Investments Holdings Ltd.
  expiring on 6/18/09
  (cost $0)                                               8,170              123
                                                                    ------------
TOTAL INVESTMENTS - 98.0%
  (cost $159,742,196)                                                128,792,329
Other assets less liabilities - 2.0%                                   2,561,540
                                                                    ------------
NET ASSETS - 100.0%                                                 $131,353,869
                                                                    ============


SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONCLUDED)

MARCH 31, 2009                             BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $159,742,196. Net unrealized depreciation aggregated $30,949,867 of which $5,723,588 related to appreciated investment securities and $36,673,455 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities
   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

--------------------------------------------------------------------------------
                                                                   INVESTMENTS
                            VALUATION INPUTS                      IN SECURITIES
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                           $ 124,721,358
--------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                         4,070,971
--------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                                     -
--------------------------------------------------------------------------------
TOTAL                                                             $ 128,792,329
--------------------------------------------------------------------------------


SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2009                         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                                   SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.2%
AUSTRALIA - 4.2%
Brambles Ltd.                                             483,863     $1,613,703
Woodside Petroleum Ltd.                                    59,874      1,584,977
Woolworths Ltd.                                           112,366      1,952,578
                                                                      ----------
                                                                       5,151,258
                                                                      ----------
BELGIUM - 1.3%
Groupe Bruxelles Lambert SA                                23,547      1,599,433
                                                                      ----------
BERMUDA - 1.2%
Seadrill Ltd.                                             156,991      1,520,595
                                                                      ----------
BRAZIL - 5.7%
All America Latina Logistica                              172,400        737,600
Companhia Vale do Rio Doce ADR                            109,400      1,234,032
Itau Unibanco Banco Multiplo SA ADR                        80,800        879,104
OGX Petroleo e Gas Participacoes SA (a)                     1,700        532,400
Petroleo Brasileiro SA ADR                                151,100      3,701,950
                                                                      ----------
                                                                       7,085,086
                                                                      ----------
CANADA - 4.6%
EnCana Corp.                                               41,575      1,705,099
Fairfax Financial Holdings Ltd.                             4,367      1,131,536
Ritchie Bros. Auctioneers, Inc.                            53,302      1,007,025
Shoppers Drug Mart Corp.                                   55,192      1,901,221
                                                                      ----------
                                                                       5,744,881
                                                                      ----------
CHINA - 9.1%
Baidu, Inc. ADR (a)                                         7,500      1,324,500
Cheung Kong (Holdings) Ltd.                               185,000      1,593,387
China Shenhua Energy Co., Ltd., Class H                   614,000      1,383,283
Hang Seng Bank Ltd.                                       162,000      1,631,497
Hong Kong Exchanges & Clearing Ltd.                       266,000      2,512,413
Industrial and Commercial
  Bank of China Ltd., Class H                           3,965,000      2,061,800
Pacific Basin Shipping Ltd.                             1,580,000        719,664
                                                                      ----------
                                                                      11,226,544
                                                                      ----------
DENMARK - 2.0%
A P Moller - Maersk AS, B Shares                              212        929,650
Novozymes AS, B Shares                                     22,390      1,616,434
                                                                      ----------
                                                                       2,546,084
                                                                      ----------
FINLAND - 2.0%
Kone Oyj, Class B                                          71,193      1,474,558
Sampo Oyj, Class A                                         70,229      1,036,863
                                                                      ----------
                                                                       2,511,421
                                                                      ----------
FRANCE - 7.5%
Alstom                                                     26,629      1,378,328
Electricite de France                                      32,070      1,257,581
Essilor International SA                                   54,159      2,092,491
Sanofi-Aventis                                             33,118      1,863,482
Total SA                                                   53,666      2,666,620
                                                                      ----------
                                                                       9,258,502
                                                                      ----------
GERMANY - 4.4%
Celesio AG                                                 59,055      1,089,862
Deutsche Boerse AG                                         14,200        857,827
Muenchener Rueckversicherungs-Gesellschaft AG               9,733      1,188,871
Q-Cells AG (a)                                             12,406        248,884
SAP AG                                                     57,044      2,035,820
                                                                      ----------
                                                                       5,421,264
                                                                      ----------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

MARCH 31, 2009                         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                                   SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

ISRAEL - 2.4%
Teva Pharmaceutical Industries Ltd. ADR                    67,500    $ 3,040,875
                                                                     -----------
ITALY - 0.9%
Intesa Sanpaolo                                           394,428      1,085,331
                                                                     -----------
JAPAN - 10.9%
Asahi Breweries Ltd.                                      110,300      1,313,281
Canon, Inc.                                                76,000      2,169,890
Chugai Pharmaceutical Co., Ltd.                            78,500      1,319,328
Daikin Industries Ltd.                                     28,800        781,452
Japan Tobacco, Inc.                                           690      1,829,614
Mitsui & Co., Ltd.                                         89,000        888,468
Mitsui Sumitomo Insurance Group Holdings, Inc.             62,500      1,439,582
Nintendo Co., Ltd                                           4,100      1,180,976
Rakuten, Inc.                                               2,647      1,264,943
SMC Corp.                                                  13,500      1,291,637
                                                                     -----------
                                                                      13,479,171
                                                                     -----------
MEXICO - 1.5%
America Movil SA de CV, Series L ADR                       69,300      1,876,644
                                                                     -----------
NETHERLANDS - 2.8%
ASML Holding NV                                            53,500        948,277
Heineken Holding NV                                        68,773      1,670,059
James Hardie Industries NV CDI                            276,994        808,313
                                                                     -----------
                                                                       3,426,649
                                                                     -----------
NORWAY - 0.9%
Fred Olsen Energy ASA                                      40,709      1,115,381
                                                                     -----------
PORTUGAL - 0.5%
Galp Energia, SGPS, SA, B Shares                           47,442        565,639
                                                                     -----------
RUSSIA - 1.3%
Mobile TeleSystems ADR                                     54,000      1,615,680
                                                                     -----------
SINGAPORE - 2.4%
DBS Group Holdings Ltd.                                   243,000      1,350,710
United Overseas Bank Ltd.                                 259,000      1,656,019
                                                                     -----------
                                                                       3,006,729
                                                                     -----------
SOUTH KOREA - 4.1%
Samsung Electronics Co., Ltd.                               5,697      2,339,343
Shinsegae Co., Ltd.                                         4,020      1,251,119
SK Telecom Co., Ltd.                                       11,198      1,554,322
                                                                     -----------
                                                                       5,144,784
                                                                     -----------
SPAIN - 0.4%
Banco Santander SA                                         69,820        481,113
                                                                     -----------
SWEDEN - 3.2%
Atlas Copco AB, B Shares                                  318,704      2,158,797
Svenska Handelsbanken AB, A Shares                        128,431      1,809,806
                                                                     -----------
                                                                       3,968,603
                                                                     -----------
SWITZERLAND - 6.2%
Nestle SA                                                 120,659      4,083,337
Swiss Life Holding (a)                                      8,430        582,364
Swiss Re                                                   22,936        375,997
Swisscom AG                                                 7,062      1,985,906
UBS AG (a)                                                 73,665        693,211
                                                                     -----------
                                                                       7,720,815
                                                                     -----------
TAIWAN - 3.9%
Hon Hai Precision Industry Co., Ltd. GDR Reg S (a)        251,352      1,080,814
Taiwan Semiconductor Manufacturing Co., Ltd. ADR          413,561      3,701,371
                                                                     -----------
                                                                       4,782,185
                                                                     -----------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONCLUDED)

MARCH 31, 2009                         BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                               SHARES        U.S. $ VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM - 14.8%
BG Group Plc.                                         118,360       $  1,789,822
BHP Billiton Plc.                                     114,707          2,277,153
British American Tobacco Plc.                         131,005          3,028,828
Capita Group Plc.                                     198,070          1,926,287
Legal & General Group Plc.                            710,000            437,602
Experian Plc.                                         223,379          1,398,388
Man Group Plc.                                        209,798            657,060
Royal Dutch Shell Plc., B Shares                       82,666          1,814,072
Sage Group Plc. (The)                                 510,751          1,238,688
Smith & Nephew Plc.                                   166,000          1,027,884
Tesco Plc.                                            581,680          2,779,727
                                                                    ------------
                                                                      18,375,511
                                                                    ------------
TOTAL INVESTMENTS - 98.2%
  (cost $146,860,586)                                                121,750,178
Other assets less liabilities - 1.8%                                   2,224,175
                                                                    ------------
NET ASSETS - 100.0%                                                 $123,974,353
                                                                    ============

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $146,860,586. Net unrealized depreciation aggregated $25,110,408 of which $1,608,759 related to appreciated investment securities and $26,719,167 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

--------------------------------------------------------------------------------
                                                                    INVESTMENTS
               VALUATION INPUTS                                    IN SECURITIES
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                            $ 121,750,178
--------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                                 --
--------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                                     --
--------------------------------------------------------------------------------
TOTAL                                                              $ 121,750,178
--------------------------------------------------------------------------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

PORTFOLIO OF INVESTMENTS (UNAUDITED)

MARCH 31, 2009                                         BAILLIE GIFFORD EAFE FUND
================================================================================

COMPANY                                                SHARES       U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.9%
AUSTRALIA - 6.5%
Brambles Ltd.                                        1,116,282       $ 3,722,845
Foster's Group Ltd.                                    403,200         1,417,526
Woodside Petroleum Ltd.                                184,786         4,891,633
Woolworths Ltd.                                        478,120         8,308,267
                                                                     -----------
                                                                      18,340,271
                                                                     -----------
BRAZIL - 6.3%
Companhia Vale do Rio Doce ADR                         256,500         2,893,320
Petroleo Brasileiro SA ADR                             446,800        10,946,600
Itau Unibanco Banco Multiplo SA ADR                    368,900         4,013,632
                                                                     -----------
                                                                      17,853,552
                                                                     -----------
CHINA - 8.0%
Baidu.com, Inc. ADR (a)                                 12,700         2,242,820
China Mobile Ltd.                                      801,000         6,976,452
China Unicom (Hong Kong) Ltd.                        2,318,000         2,476,521
CNOOC Ltd.                                           2,750,000         2,725,161
Esprit Holdings Ltd.                                   468,400         2,387,329
Hong Kong Exchanges & Clearing Ltd.                    417,400         3,942,410
Li & Fung Ltd.                                         756,000         1,775,381
                                                                     -----------
                                                                      22,526,074
                                                                     -----------
DENMARK - 3.6%
Novo Nordisk AS, B Shares                               74,016         3,542,572
Novozymes AS, B Shares                                  19,058         1,375,882
Vestas Wind Systems AS (a)                             118,679         5,204,245
                                                                     -----------
                                                                      10,122,699
                                                                     -----------
FRANCE - 5.6%
Essilor International SA                               205,994         7,958,801
L'Oreal SA                                              63,308         4,354,000
PPR                                                     53,700         3,442,244
                                                                     -----------
                                                                      15,755,045
                                                                     -----------
GERMANY - 6.7%
Adidas AG                                              119,413         3,973,130
Celesio AG                                             127,090         2,345,450
Q-Cells AG (a)                                         174,510         3,500,941
SAP AG                                                 256,956         9,170,396
                                                                     -----------
                                                                      18,989,917
                                                                     -----------
ISRAEL - 0.5%
Teva Pharmaceutical Industries Ltd. ADR                 34,200         1,540,710
                                                                     -----------
ITALY - 1.4%
Intesa Sanpaolo                                      1,439,922         3,962,174
                                                                     -----------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

MARCH 31, 2009                                         BAILLIE GIFFORD EAFE FUND
================================================================================

COMPANY                                                   SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

JAPAN - 15.6%
Canon, Inc.                                               239,700    $ 6,843,718
Hoya Corp.                                                183,000      3,575,883
Japan Tobacco, Inc.                                           983      2,606,537
Kyocera Corp.                                              20,600      1,351,504
Mitsui Sumitomo Insurance Group Holdings, Inc.            242,100      5,576,364
Nintendo Co., Ltd.                                         18,900      5,444,011
Rakuten, Inc.                                               5,080      2,427,620
Rohm Co., Ltd.                                             42,000      2,079,376
SMC Corp.                                                  62,700      5,998,937
Toyota Motor Corp.                                        130,300      4,115,987
Trend Micro, Inc.                                          46,500      1,304,090
Yamada Denki Co., Ltd.                                     72,710      2,841,557
                                                                     -----------
                                                                      44,165,584
                                                                     -----------
LUXEMBOURG - 0.8%
Oriflame Cosmetics SA                                      67,256      2,090,742
Reinet Investments SCA (a)                                 20,881        192,680
                                                                     -----------
                                                                       2,283,422
                                                                     -----------
MEXICO - 1.3%
America Movil SA de CV, Series L ADR                       91,400      2,475,112
Wal-Mart de Mexico SA de CV, Series V                     557,600      1,307,907
                                                                     -----------
                                                                       3,783,019
                                                                     -----------
NETHERLANDS - 2.2%
Heineken Holding NV                                       161,983      3,933,537
James Hardie Industries NV CDI                            765,851      2,234,876
                                                                     -----------
                                                                       6,168,413
                                                                     -----------
RUSSIA - 1.6%
Gazprom ADR Reg S                                         303,150      4,501,778
                                                                     -----------
SINGAPORE - 0.7%
Singapore Exchange Ltd.                                   571,000      1,915,603
                                                                     -----------
SOUTH AFRICA - 0.7%
Impala Platinum Holdings Ltd.                             119,200      1,983,533
                                                                     -----------
SOUTH KOREA - 1.7%
Samsung Electronics Co., Ltd.                               8,400      3,449,268
Samsung Fire & Marine Insurance Co., Ltd.                  11,074      1,280,925
                                                                     -----------
                                                                       4,730,193
                                                                     -----------
SPAIN - 2.3%
Banco Santander SA                                        493,175      3,398,353
Industria de Diseno Textil SA                              75,628      2,947,072
                                                                     -----------
                                                                       6,345,425
                                                                     -----------
SWEDEN - 4.5%
Atlas Copco AB, A Shares                                  914,814      6,832,916
Sandvik AB                                                702,812      4,004,021
Svenska Handelsbanken AB, A Shares                        137,366      1,935,715
                                                                     -----------
                                                                      12,772,652
                                                                     -----------


SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

MARCH 31, 2009                                         BAILLIE GIFFORD EAFE FUND
================================================================================

COMPANY                                                 SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

SWITZERLAND - 6.2%
Adecco SA                                               46,012      $  1,439,785
Compagnie Financiere Richemont SA                      187,349         2,929,568
Geberit AG                                              29,957         2,695,221
Syngenta AG                                             24,430         4,928,756
UBS AG (a)                                             589,505         5,547,428
                                                                    ------------
                                                                      17,540,758
                                                                    ------------
TAIWAN - 1.5%
Taiwan Semiconductor
  Manufacturing Co., Ltd. ADR                          485,481         4,345,055
                                                                    ------------
TURKEY - 0.5%
Turkiye Garanti Bankasi AS (a)                         961,600         1,356,431
                                                                    ------------
UNITED KINGDOM - 17.7%
BG Group Plc.                                          293,051         4,431,473
BHP Billiton Plc.                                      321,355         6,379,509
Britsh American Tobacco Plc.                           331,659         7,667,938
Bunzl Plc.                                             224,459         1,758,246
Capita Group Plc.                                      192,549         1,872,594
Lloyds TSB Group Plc.                                1,490,000         1,509,935
Meggitt Plc.                                         1,420,039         2,610,418
Rolls-Royce Group Plc. (a)                             949,201         3,999,981
Signet Jewelers Ltd. (a)                               175,100         2,025,406
Standard Chartered Plc.                                622,980         7,737,401
Tesco Plc.                                           1,525,670         7,290,858
William Morrison Supermarkets Plc.                     709,000         2,596,508
                                                                    ------------
                                                                      49,880,267
                                                                    ------------
TOTAL COMMON STOCKS
  (cost $364,620,616)                                                270,862,575
                                                                    ------------

PREFERRED STOCKS - 1.2%
GERMANY - 1.2%
Porsche Automobil Holding SE
  (cost $8,674,500)                                     74,386         3,562,357
                                                                    ------------

TOTAL INVESTMENTS - 97.1%
  (cost $373,295,116)                                                274,424,932
Other assets less liabilities - 2.9%                                   8,120,643
                                                                    ------------
NET ASSETS - 100.0%                                                 $282,545,575
                                                                    ============


(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.


SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONCLUDED)

MARCH 31, 2009                                         BAILLIE GIFFORD EAFE FUND
================================================================================

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $373,295,116. Net unrealized depreciation aggregated $98,870,184 of which $2,636,561 related to appreciated investment securities and $101,506,745 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

--------------------------------------------------------------------------------
                                                                    INVESTMENTS
               VALUATION INPUTS                                    IN SECURITIES
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                            $ 274,424,932
--------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                                 --
--------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                                     --
--------------------------------------------------------------------------------
TOTAL                                                              $ 274,424,932
--------------------------------------------------------------------------------


SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS
FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2008.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Vice President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)        BAILLIE GIFFORD FUNDS
               -------------------------------



By (Signature and Title)  /s/ Peter Hadden
                          --------------------------
                          PETER HADDEN, VICE PRESIDENT

                                  May 12, 2009
                          --------------------------
                                     DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)  /s/ Peter Hadden
                          --------------------------
                          PETER HADDEN, VICE PRESIDENT

                                  May 12, 2009
                          --------------------------
                                     DATE



By (Signature and Title)  /s/ Nigel Cessford
                          --------------------------
                          NIGEL CESSFORD, TREASURER

                                  May 12, 2009
                          --------------------------
                                     DATE



                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.